11. INCOME TAXES	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
11. INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011

Loss for the year	$(13,484,781)	$(14,866,359)	$(21,969,902)
Statutory rate	25.75%	25.00%	26.50%
Expected income tax recovery	(3,472,331)	(3,716,590)	(5,822,024)
Permanent differences and other	(78,811)	270,521	(22,083)
Difference in foreign tax rates and enacted tax rates	(366,039)	(577,544)	(1,152,540)
Change in valuation allowance	1,611,239	4,353,383	2,014,763
Withholding taxes	243,186	-	152,190
Total income tax expense (recovery)	$(2,062,756)	$329,770	$(4,829,694)

Current income tax expense	319,112	-	152,190
Deferred income tax expense (recovery)	(2,381,868)	329,770	(4,981,884)
Total income taxes	$(2,062,756)	$329,770	$(4,829,694)

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012

Deferred income tax assets:
Non-capital loss carry forward	$20,423,498	$18,940,044
Resource expenditures	9,278,934	9,116,317
Equipment	144,776	127,684
Share issue and legal costs	149,596	248,806
Other	349,379	317,704
	30,346,183	28,750,555
Valuation allowance	(23,973,665)	(22,362,426)
Net deferred income tax assets	$6,372,518	$6,388,129

Deferred income tax liabilities:
Mineral property interests	$(13,713,034)	$(16,110,513)
Net deferred income tax liabilities	$(13,713,034)	$(16,110,513)

Net deferred income tax liabilities	$(7,340,516)	$(9,722,384)

The Company has available for deduction against future taxable income non-capital losses of approximately $34,720,000 (2012: $30,380,000) in Canada, $710,000 (2012: $690,000) in China, $7,770,000 (2012: $8,860,000) in Mongolia, $26,270,000 (2012: $25,470,000) in the United States of America, $580,000 (2012: $580,000) in Australia and $580,000 (2012: $300,000) in Peru. These losses, if not utilized, will expire through 2033. Subject to certain restrictions, the Company also has foreign resource expenditures available to reduce taxable income in future years. The Company has recognized $6,372,518 of deferred tax benefits arising as a result of these losses, resource expenditures, equipment,  share issue and legal costs in these financial statements.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. As of December 31, 2013, there was no accrued interest or accrued penalties.

The Company files income tax returns in Canada and several foreign jurisdictions. The Company’s Canadian income tax returns from 2007 to 2013 are open. For other foreign jurisdictions, including Mongolia and the U.S., all years remain open.